Derivatives - Classification and Fair Value of Derivatives in Consolidated Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Derivatives
Derivative assets	$ 11.4	$ 4.1
Derivative liabilities	9.5	5.1
Interest rate cap | Derivatives not designated as hedging instruments
Derivatives
Notional Value	250.0	250.0
Interest rate cap | Derivatives not designated as hedging instruments | Other assets
Derivatives
Derivative assets	0.0	0.2
Interest rate cap | Derivatives not designated as hedging instruments | Other liabilities
Derivatives
Derivative liabilities	0.0	0.0
Foreign currency swaps | Derivatives not designated as hedging instruments
Derivatives
Notional Value	90.0	45.0
Foreign currency swaps | Derivatives not designated as hedging instruments | Other assets
Derivatives
Derivative assets	0.0	0.0
Foreign currency swaps | Derivatives not designated as hedging instruments | Other liabilities
Derivatives
Derivative liabilities	3.6	4.6
Foreign currency forwards | Derivatives not designated as hedging instruments
Derivatives
Notional Value	30.0	0.0
Foreign currency forwards | Derivatives not designated as hedging instruments | Other assets
Derivatives
Derivative assets	2.7	0.0
Foreign currency forwards | Derivatives not designated as hedging instruments | Other liabilities
Derivatives
Derivative liabilities	5.7	0.0
Weather derivatives | Derivatives not designated as hedging instruments
Derivatives
Notional Value	110.7	150.5
Weather derivatives | Derivatives not designated as hedging instruments | Other assets
Derivatives
Derivative assets	7.0	3.9
Weather derivatives | Derivatives not designated as hedging instruments | Other liabilities
Derivatives
Derivative liabilities	0.0	0.0
Equity futures contracts | Derivatives not designated as hedging instruments
Derivatives
Notional Value	34.5	0.0
Equity futures contracts | Derivatives not designated as hedging instruments | Other assets
Derivatives
Derivative assets	0.0	0.0
Equity futures contracts | Derivatives not designated as hedging instruments | Other liabilities
Derivatives
Derivative liabilities	0.0	0.0
Equity warrants | Derivatives not designated as hedging instruments
Derivatives
Notional Value	0.4	0.0
Equity warrants | Derivatives not designated as hedging instruments | Other assets
Derivatives
Derivative assets	0.4	0.0
Equity warrants | Derivatives not designated as hedging instruments | Other liabilities
Derivatives
Derivative liabilities	0.0	0.0
Equity put options | Derivatives not designated as hedging instruments
Derivatives
Notional Value	31.0	6.2
Equity put options | Derivatives not designated as hedging instruments | Other assets
Derivatives
Derivative assets	1.3	0.0
Equity put options | Derivatives not designated as hedging instruments | Other liabilities
Derivatives
Derivative liabilities	$ 0.2	$ 0.5